Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of presentation
Basis of presentation

The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay Offshore Partners L.P., which is a limited partnership organized under the laws of the Republic of the Marshall Islands, its wholly owned or controlled subsidiaries and the Dropdown Predecessor (see note 3) (collectively, the Partnership).

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Foreign currency
Foreign currency

The consolidated financial statements are stated in U.S. Dollars and the functional currency of the Partnership is the U.S. Dollar. Transactions involving other currencies during the year are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities that are denominated in currencies other than the U.S. Dollar are translated to reflect the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of (loss) income.

Operating revenues and expenses
Operating revenues and expenses

Contracts of Affreightment and Voyage Charters

Revenues from contracts of affreightment and voyage charters are recognized on a proportionate performance method. Shuttle tanker voyages servicing contracts of affreightment with offshore oil fields commence with tendering of notice of readiness at a field, within the agreed lifting range, and ends with tendering of notice of readiness at a field for the next lifting. The Partnership uses a discharge-to-discharge basis in determining proportionate performance for all voyage charters, whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. The Partnership does not begin recognizing revenue until a charter has been agreed to by the customer and the Partnership, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage. Towing and offshore installation revenue is recognized ratably in proportion to the stage of completion of a project, which is determined based upon an assessment of the work performed.

Time Charters, Bareboat Charters, FPSO Contracts and UMS Contracts

Operating Leases - The Partnership recognizes revenues from time charters, bareboat charters, floating, production, storage and offloading (or FPSO) contracts and Units for Maintenance and Safety (or UMS) contracts accounted for as operating leases on a straight-line basis daily over the term of the charter as the applicable vessel operates under the charter. Receipt of incentive-based revenue from the Partnership’s FPSO units is dependent upon its operating performance and such revenue is recognized when earned by fulfillment of the applicable performance criteria. The Partnership does not recognize revenue during days that the vessel is off hire unless the contract provides for compensation while off hire.

Direct Financing Leases - Charter contracts that are accounted for as direct financing leases are reflected in the consolidated balance sheets as net investments in direct financing leases. The lease revenue is recognized using an effective interest rate method over the lease term and is included in revenues. Revenues from rendering of services are recognized as the service is performed. Revenues are not recognized during days that the vessel is off hire unless the contract provides for compensation while off hire.

The consolidated balance sheets reflect the deferred portion of revenues and expenses, which will be earned or incurred, respectively, in subsequent periods.

Operating expenses
Operating Expenses

Voyage expenses are all expenses unique to a particular voyage, including bunker fuel expenses, port fees, cargo loading and unloading expenses, canal tolls, agency fees and commissions. Vessel operating expenses include crewing, ship management services, repairs and maintenance, insurance, stores, lube oils and communication expenses. Voyage expenses and vessel operating expenses are recognized when incurred.

Cash and cash equivalents	Cash and cash equivalents The Partnership classifies all highly-liquid investments with a maturity date of three months or less when purchased as cash and cash equivalents.
Accounts receivable and allowance for doubtful accounts
Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Partnership’s best estimate of the amount of probable credit losses in existing accounts receivable. The Partnership determines the allowance based on historical write-off experience and customer economic data. The Partnership reviews the allowance for doubtful accounts regularly and past due balances are reviewed for collectability. Account balances are charged against the allowance when the Partnership believes that the receivable will not be recovered.

Investment in equity accounted joint ventures
Investment in equity accounted joint ventures

The Partnership’s investment in equity accounted joint ventures are accounted for using the equity method of accounting. Under the equity method of accounting, the initial cost of the investment is adjusted for subsequent additional investments and the Partnership’s proportionate share of earnings or losses and distributions. The Partnership evaluates its investments in joint ventures for impairment when events or circumstances indicate that the carrying value of such investments may have experienced an other-than-temporary decline in value below carrying value. If the estimated fair value is less than the carrying value, the carrying value is written down to its estimated fair value and the resulting impairment is recorded in the Partnership’s consolidated statements of (loss) income.

Vessels and equipment
Vessels and equipment

All pre-delivery costs incurred during the construction of newbuildings and conversions, including interest, supervision and technical costs, are capitalized. The acquisition cost and all costs incurred to restore used vessels purchased by the Partnership to the standards required to properly service the Partnership’s customers are capitalized.

Vessel capital modifications include the addition of new equipment or can encompass various modifications to the vessel which are aimed at improving and/or increasing the operational efficiency and functionality of the asset. This type of expenditure is amortized over the estimated useful life of the modification. Expenditures covering recurring routine repairs or maintenance are expensed as incurred.

The Partnership considers its shuttle tankers to be comprised of two components: i) a conventional tanker (or the tanker component) and ii) specialized shuttle equipment (or the shuttle component). The Partnership differentiates these two components on the principle that a shuttle tanker can also operate as a conventional tanker without the use of the shuttle component. The economics of this alternate use depend on the supply and demand fundamentals in the two segments. The Partnership has assessed the useful life of the tanker component as being 25 years and the shuttle component as being 20 years. The Partnership monitors the useful life of the tanker component for vessels within the shuttle tanker segment.

Depreciation is calculated on a straight-line basis over a vessel’s estimated useful life, less an estimated residual value. FPSO units are depreciated using an estimated useful life of 20 to 25 years commencing the date the unit is installed at the oil field and is in a condition that is ready to operate. Some of the Partnership’s FPSO units have oil field specific equipment, which is depreciated over the expected life of the oil field. Floating storage and off take (or FSO) units are depreciated over the estimated contract term. The UMS is depreciated over an estimated useful life of 35 years commencing the date it arrived at the oil field and was in a condition that is ready to operate. Towage vessels are depreciated over an estimated useful life of 25 years commencing the date the vessel is delivered from the shipyard. Depreciation of vessels and equipment from continuing operations (including depreciation attributable to the Dropdown Predecessor) for the years ended December 31, 2017, 2016 and 2015, totaled $286.1 million, $281.2 million, and $247.8 million, respectively. Depreciation and amortization includes depreciation on all owned vessels.

Interest costs capitalized to vessels and equipment for the years ended December 31, 2017, 2016 and 2015 totaled $29.6 million, $27.1 million and $10.3 million, respectively.

Generally, the Partnership dry docks each shuttle tanker and towage vessel every two and a half to five years. UMS, FSO and FPSO units are generally not dry docked. The Partnership capitalizes a portion of the costs incurred during dry docking and amortizes those costs on a straight-line basis from the completion of a dry docking over the estimated useful life of the dry dock. Included in capitalized dry docking are costs incurred as part of the dry docking to meet regulatory requirements, or expenditures that either add economic life to the vessel, increase the vessel’s earning capacity or improve the vessel’s operating efficiency. The Partnership expenses costs related to routine repairs and maintenance performed during dry docking that do not improve operating efficiency or extend the useful lives of the assets.

Dry-docking activity for the three years ended December 31, 2017, 2016 and 2015 is summarized as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2017	2016	2015
	$	$	$
Balance at beginning of the year	49,238	42,822	54,259
Cost incurred for dry docking	17,183	25,043	14,609
Dry-docking amortization	(22,870)	(18,627)	(23,863)
Write down / sale of vessels with capitalized dry-dock expenditure	(722)	—	(2,183)
Balance at end of the year	42,829	49,238	42,822

Vessels and equipment that are “held and used” are assessed for impairment when events or circumstances indicate the carrying amount of the asset may not be recoverable. If the asset’s net carrying value exceeds the net undiscounted cash flows expected to be generated over its remaining useful life, the carrying amount of the asset is reduced to its estimated fair value. The estimated fair value for the Partnership’s impaired vessels is determined using discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is used to estimate the fair value of an impaired vessel. An appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership.

Direct financing leases
Direct financing leases

The long-term time charter of one of the Partnership's vessels and equipment that reduces volatile organic compound emissions (or VOC equipment) are accounted for as direct financing leases, with lease payments received by the Partnership being allocated between the net investment in the lease and revenue using the effective interest method so as to produce a constant periodic rate of return over the lease term.

Asset retirement obligation
Asset retirement obligation

The Partnership has an asset retirement obligation (or ARO) relating to the sub-sea mooring and riser system associated with the Randgrid FSO unit. This obligation involves the costs associated with the restoration of the environment surrounding the facility and removal of all equipment, which are subsequently to be reimbursed by the charterer. This obligation is expected to be settled at the end of the contract under which the FSO operates, which is currently estimated to be May 2024.

The Partnership records the fair value of an ARO as a liability in the period when the obligation arises. The fair value of the ARO is measured using expected future cash outflows discounted at the Partnership’s credit-adjusted risk-free interest rate. When the liability is recorded, and as the ARO will be covered by contractual payments to be received from the charterer, the Partnership records a separate receivable concurrently with the ARO being created. Each period, the liability is increased for the change in its present value. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related liability and asset.

Debt issuance costs
Debt issuance costs

Debt issuance costs related to a recognized debt liability, including fees, commissions and legal expenses, are deferred and presented as a direct deduction from the carrying amount of that debt liability and amortized on an effective interest rate method over the term of the relevant loan. If the debt issuance costs are not attributable to a specific debt liability or the debt issuance costs exceed the carrying value of the related debt liability, the debt issuance costs are deferred and presented as other non-current assets and amortized on an effective interest rate method over the term of the relevant loan. Amortization of debt issuance costs is included in interest expense.

Fees paid to amend a non-revolving credit facility shall be associated with the extinguishment of the old debt instrument and included in determining the debt extinguishment gain or loss to be recognized. Any unamortized debt issuance costs would be written off. If the amendment is considered not to be a substantial amendment, then the fees would be associated with the replacement or modified debt instrument and, along with any existing unamortized premium or discount, would be amortized as an adjustment of interest expense over the remaining term of the replacement or modified debt instrument using the effective interest method. Other related costs incurred with third parties directly related to the modification, other than the loan amendment fee, are expensed as incurred.

Fees paid to amend revolving credit facilities are deferred and amortized over the term of the modified credit facility. If the borrowing capacity is increased as a result of the amendment, unamortized loan costs of the original facility would be deferred and amortized over the term of the modified credit facility. If the borrowing capacity is decreased as a result of the amendment, a proportionate amount, based on the reduction in borrowing capacity, of the unamortized debt issuance costs of the original facility would be written off and the remaining amount would be deferred and amortized over the term of the modified credit facility.

Goodwill
Goodwill

Goodwill is not amortized, but reviewed for impairment at the reporting unit level on an annual basis or more frequently if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. When goodwill is reviewed for impairment, the Partnership may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Partnership may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Partnership uses a discounted cash flow model to determine the fair value of reporting units.

Derivative instruments
Derivative instruments

All derivative instruments are initially recorded at fair value as either assets or liabilities in the accompanying consolidated balance sheets and subsequently remeasured to fair value, regardless of the purpose or intent for holding the derivative. The method of recognizing the resulting gain or loss is dependent on whether the derivative contract is designed to hedge a specific risk and also qualifies and is designated for hedge accounting. The Partnership does not apply hedge accounting to the majority of its derivative instruments, however, certain of the partnerships interest rate swaps are designated and accounted for as hedges in the consolidated financial statements or within our equity-accounted joint ventures (see note 12).

When a derivative is designated as a cash flow hedge, the Partnership formally documents the relationship between the derivative and the hedged item. This documentation includes the strategy and risk management objective for undertaking the hedge and the method that will be used to assess the effectiveness of the hedge. Any hedge ineffectiveness is recognized immediately in earnings, as are any gains and losses on the derivative that are excluded from the assessment of hedge effectiveness. The Partnership does not apply hedge accounting if it is determined that the hedge was not effective or will no longer be effective, the derivative was sold or exercised, or the hedged item was sold, repaid or is no longer possible of occurring.

For derivative financial instruments designated and qualifying as cash flow hedges, changes in the fair value of the effective portion of the derivative financial instruments are initially recorded as a component of accumulated other comprehensive income in equity. In the periods when the hedged items affect earnings, the associated fair value changes on the hedging derivatives are transferred from equity to the corresponding earnings line item in the consolidated statements of (loss) income. The ineffective portion of the change in fair value of the derivative financial instruments is immediately recognized in the interest expense line of the consolidated statements of (loss) income. A portion of the ineffectiveness of the fair value of derivative instruments is recognized in the equity accounted joint ventures line of the consolidated balance sheets. If a cash flow hedge is terminated and the originally hedged item is still considered possible of occurring, the gains and losses initially recognized in equity remain there until the hedged item impacts earnings, at which point they are transferred to the corresponding earnings line item in the consolidated statements of (loss) income. If the hedged item is no longer possible of occurring, amounts recognized in equity are immediately transferred to the earnings line item in the consolidated statements of (loss) income.

For derivative financial instruments that are not designated as accounting hedges, the changes in the fair value of the derivative financial instruments are recognized in earnings. Gains and losses from the Partnership’s non-designated foreign currency forward contracts and interest rate swaps are recorded in realized and unrealized loss on derivative instruments in the consolidated statements of (loss) income. Gains and losses from the Partnership’s non-designated cross currency swaps are recorded in foreign currency exchange loss in the consolidated statements of (loss) income.

Unit-based compensation
Unit-based compensation

The Partnership grants restricted unit-based compensation awards as incentive-based compensation to certain employees of Teekay Corporation’s subsidiaries that provide services to the Partnership (see note 17). The Partnership measures the cost of such awards using an option pricing model to determine the grant date fair value of the award and recognizes that cost, net of estimated forfeitures, over the requisite service period. The requisite service period consists of the period from the grant date of the award to the earlier of the date of vesting or the date the recipient becomes eligible for retirement. For unit-based compensation awards subject to graded vesting, the Partnership calculates the value of the award as if it was one single award with one expected life and amortizes the calculated expense for the entire award on a straight-line basis over the requisite service period. For cash settled awards, the fair value of such awards is remeasured at each reporting date, based on the fair market value of the Partnership's common units at that date, with the change in fair value recognized as compensation expense. Unit-based compensation expenses are recorded under general and administrative expenses in the Partnership’s consolidated statements of (loss) income.

Income taxes
Income taxes

The Partnership is subject to income taxes relating to its subsidiaries in Norway, Australia, Brazil, the United Kingdom, Singapore, Qatar, Canada, Luxembourg and the Netherlands. The Partnership accounts for such taxes using the liability method. Under the liability method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the financial statement basis and the tax basis of the Partnership’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized.

Recognition of uncertain tax positions is dependent upon whether it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. If a tax position meets the more-likely-than-not recognition threshold, it is measured to determine the amount of benefit to recognize in the consolidated financial statements based on guidance in the interpretation. The Partnership recognizes interest and penalties related to uncertain tax positions in income tax recovery (expense) in the Partnership’s consolidated statements of (loss) income.

Accounting pronouncements
Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (or FASB) issued Accounting Standards Update 2014-09, Revenue from Contracts with Customers (or ASU 2014-09). ASU 2014-09 will require an entity to recognize revenue when it transfers promised goods or services to customers at an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. This update creates a five-step model that requires entities to exercise judgment when considering the terms of the contract(s) which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (iv) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue as each performance obligation is satisfied. ASU 2014-09 is effective for the Partnership January 1, 2018, and shall be applied, at the Partnership’s option, retrospectively to each period presented or as a cumulative-effect adjustment as of the date of adoption. The Partnership will adopt ASU 2014-09 as a cumulative-effect adjustment as of this date. The Partnership has elected to apply ASC 2014-09 only to those contracts that are not completed as of January 1, 2018. The Partnership has identified the following differences based on the work performed to date:

•
Voyage revenues from shuttle tankers servicing North Sea contracts of affreightment will be recognized over the load to discharge period, instead of the current method, which is over the load to theoretical return period. The cumulative-effect adjustment on January 1, 2018 is insignificant.

•
Voyage revenues from towage vessels will be recognized over the period where the tow is being performed instead of the period of the tow and the mobilization and demobilization of the towage vessel. The cumulative-effect adjustment on January 1, 2018 is insignificant.

•
Revenue from time-charter contracts with fixed annual increases in the daily hire rate during the firm period of the charter to compensate for expected inflationary cost increases will be recognized on a smoothed basis over the term of the time-charter, instead of recognized when due under the contract. The cumulative-effect adjustment on January 1, 2018 is an increase to equity of $1.6 million.

•
For time-charters with a termination fee owing if the contract is not extended past the contract term, the non-lease portion of such termination fee will be recognized over the contract term, instead of recognized when the termination fee is incurred. The cumulative-effect adjustment on January 1, 2018 is an increase to equity of $6.1 million.

•
The Partnership expects that certain pre-operational costs it currently expenses as incurred will be deferred and amortized over the contract term of a customer contract that the costs relate to. The Partnership is in the process of determining which pre-operational costs this applies to and the cumulative impact to opening equity as at January 1, 2018.

•
The Partnership manages FPSO units owned by Teekay Corporation and other vessels. Upon the adoption of ASU 2014-09, costs incurred by the Partnership for its offshore staff and seafarers will be presented as vessel operating expenses and the reimbursement of such expenses will be presented as revenue, instead of such amounts being presented on a net basis. The Partnership is in the process of finalizing which FPSO units and vessels this applies to. There will be no cumulative impact to opening equity as at January 1, 2018.

•
Operating costs for the Partnerships VOC plants will be presented as vessel operating expenses and the reimbursement of such expenses will be presented as revenue instead of such amounts being presented on a net basis. There will be no cumulative impact to opening equity as at January 1, 2018.

In February 2016, the FASB issued Accounting Standards Update 2016-02, Leases (or ASU 2016-02). ASU 2016-02 establishes a right-of-use model that requires a lessee to record a right of use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. For lessees, leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. ASU 2016-02 requires lessors to classify leases as a sales-type, direct financing, or operating lease. A lease is a sales-type lease if any one of five criteria are met, each of which indicate that the lease, in effect, transfers control of the underlying asset to the lessee. If none of those five criteria are met, but two additional criteria are both met, indicating that the lessor has transferred substantially all of the risks and benefits of the underlying asset to the lessee and a third party, the lease is a direct financing lease. All leases that are not sales-type leases or direct financing leases are operating leases. ASU 2016-02 is effective January 1, 2019, with early adoption permitted. The Partnership will adopt ASU 2016-02 effective January 1, 2018 using a transition approach whereby a cumulative effect adjustment is made as of the effective date of January 1, 2018, with no retrospective effect. To determine the cumulative effect adjustment, the Partnership has not reassessed whether any expired or existing contracts are, or contain leases, has not reassessed lease classification, and has not reassessed initial direct costs for any existing leases. The adoption of ASU 2016-02 will result in a change in the accounting method for the lease portion of the daily charter hire for the Partnership's chartered-in vessels accounted for as operating leases with firm periods of greater than one year. Under ASU 2016-02, the Partnership will recognize a right-of-use asset and a lease liability on the balance sheet for these charters based on the present value of future minimum lease payments, whereas currently no right-of-use asset or lease liability is recognized. This will have the result of increasing the Partnership’s assets and liabilities. The pattern of expense recognition of chartered-in vessels is expected to remain substantially unchanged, unless the right of use asset becomes impaired. The cumulative right-of-use asset and corresponding lease liability expected to be recognized on January 1, 2018 is $43.4 million based on the work performed to date and represents in-charters and office leases at the balance sheet date. In addition, direct financing lease payments received will be presented as an operating cash inflow instead of an investing cash inflow in the statement of cash flows.
In March 2016, the FASB issued Accounting Standards Update 2016-09, Improvements to Employee Share-Based Payment Accounting (or ASU 2016-09). ASU 2016-09 simplifies aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities and classification on the statements of cash flows. ASU 2016-09 became effective for the Partnership January 1, 2017. The impact of adopting this new accounting guidance is a change in the Partnership's presentation of cash payments for tax withholdings on share settled equity awards from an operating cash outflow to a financing cash outflow on the Partnership's statements of cash flows.
In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments (or ASU 2016-13). ASU 2016-13 replaces the incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. This update is effective for the Partnership January 1, 2020, with a modified-retrospective approach. The Partnership is currently evaluating the effect of adopting this new guidance.
In August 2016, the FASB issued Accounting Standards Update 2016-15, Statement of Cash Flows: Classification of Certain Cash Receipts and Cash Payments (or ASU 2016-15), which, among other things, provides guidance on two acceptable approaches of classifying distributions received from equity method investees in the statements of cash flows. ASU 2016-15 is effective for the Partnership January 1, 2018, with a retrospective approach. The Partnership is currently evaluating the effect of adopting this new guidance.
In November 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows: Restricted Cash (or ASU 2016-18). ASU 2016-18 requires that the statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Entities will also be required to reconcile such total to amounts on the balance sheet and disclose the nature of the restrictions. ASU 2016-18 is effective for the Partnership January 1, 2018. Adoption of ASU 2016-18 will result in the Partnership’s statements of cash flows being modified to include changes in restricted cash in addition to changes in cash and cash equivalents.
In August 2017, the FASB issued Accounting Standards Update 2017-12, Derivatives and Hedging - Targeted Improvements to Accounting for Hedging Activities (or ASU 2017-12). ASU 2017-12 eliminates the requirement to separately measure and report hedge ineffectiveness and generally requires, for qualifying hedges, the entire change in the fair value of a hedging instrument to be presented in the same income statement line as the hedged item. The guidance also modifies the accounting for components excluded from the assessment of hedge effectiveness, eases documentation and assessment requirements and modifies certain disclosure requirements. ASU 2017-12 will be effective for the Partnership January 1, 2019. The Partnership is currently evaluating the effect of adopting this new guidance.

Fair value measurements
Fair value measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instrument:

Cash and cash equivalents and restricted cash - The fair value of the Partnership’s cash and cash equivalents and restricted cash approximate their carrying amounts reported in the accompanying consolidated balance sheets.

Vessels and equipment and vessels held for sale – The estimated fair value of the Partnership’s vessels and equipment and vessels held for sale are determined based on discounted cash flows or appraised values. In cases where an active second hand sale and purchase market does not exist, the Partnership uses a discounted cash flow approach to estimate the fair value of an impaired vessel. In cases where an active second hand sale and purchase market exists, an appraised value is generally the amount the Partnership would expect to receive if it were to sell the vessel. Such appraisal is normally completed by the Partnership.

Contingent consideration liability

In August 2014, the Partnership acquired 100% of the outstanding shares of Logitel Offshore Holding AS (or Logitel), a Norway-based company focused on high-end UMS, from Cefront Technology AS (or Cefront) for $4.0 million. The Partnership paid the purchase price in cash at closing, plus a commitment to pay an additional amount of up to $27.6 million, depending on certain performance criteria. For a description of the performance criteria, please refer to the Partnership's Annual Report on Form 20-F for the year ended December 31, 2015.

The Arendal Spirit UMS was delivered to the Partnership on February 16, 2015. During the second quarter of 2016, the Partnership canceled the UMS construction contracts for its two remaining UMS newbuildings. This was expected to eliminate any future purchase price contingent consideration payments. Consequently, the contingent liability associated with the UMS newbuildings was reversed in the second quarter of 2016. The gain associated with this reversal is included in Other income (expense) - net on the Partnership's consolidated statements of loss for the year ended December 31, 2016.
The Partnership categorizes its fair value estimates using a fair value hierarchy based on the inputs used to measure fair value. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value as follows:

Level 1.Observable inputs such as quoted prices in active markets;
Level 2.Inputs, other than the quoted prices in active markets, that are observable either directly or indirectly; and
Level 3.Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.

Derivative instruments and Long-term debt
Derivative instruments – The fair value of the Partnership’s derivative instruments is the estimated amount that the Partnership would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates and the current credit worthiness of both the Partnership and the derivative counterparties. The estimated amount is the present value of future cash flows. The Partnership transacts all of its derivative instruments through investment-grade rated financial institutions at the time of the transaction. The Partnership’s interest rate swap agreements and foreign currency forward contracts require no collateral from these institutions; however, collateral is required by these institutions on some of the Partnership’s cross currency swap agreements and as at December 31, 2017 the Partnership had pledged $4.1 million of cash as collateral (2016 - $30.2 million), which has been recorded as restricted cash and restricted cash – long-term on the Partnerships consolidated balance sheets. Given the current volatility in the credit markets, it is reasonably possible that the amount recorded as a derivative liability could vary by a material amount in the near term.

Long-term debt – The fair value of the Partnership’s fixed-rate and variable-rate long-term debt is either based on quoted market prices or estimated using discounted cash flow analysis based on rates currently available for debt with similar terms and remaining maturities and the current credit worthiness of the Partnership.

Segment reporting
Segment Reporting
The Partnership is engaged in the international marine transportation of crude oil, the offshore processing and storage of crude oil, long-distance ocean towage and offshore installation services, and maintenance and safety services through the operation of its shuttle and conventional tankers, FSO units, FPSO units, towage vessels and UMS. The Partnership’s revenues are earned in international markets.

The Partnership has six reportable segments: its FPSO segment; its shuttle tanker segment; its FSO segment; its UMS segment; its towage segment; and its conventional tanker segment. The Partnership’s FPSO segment consists of its FPSO units to service its FPSO contracts. The Partnership’s shuttle tanker segment consists of shuttle tankers operating primarily on fixed-rate contracts of affreightment, time-charter contracts or bareboat charter contracts. The Partnership’s FSO segment consists of its FSO units subject to fixed-rate, time-charter contracts or bareboat charter contracts. The Partnership’s UMS segment consists of one unit currently in lay-up. The Partnership’s towage segment consists of long-distance towing and offshore installation vessels which operate on time-charter or towage contracts. The Partnership’s conventional tanker segment consists of two in-chartered conventional tankers, which are currently operating in the spot conventional tanker market. Segment results are evaluated based on income from vessel operations. The accounting policies applied to the reportable segments are the same as those used in the preparation of the Partnership’s consolidated financial statements.